Long-term Debt (Details Narrative)						6 Months Ended
	Jun. 30, 2023 USD ($)	Mar. 23, 2023 USD ($)	Mar. 13, 2023 USD ($)	Dec. 20, 2021 USD ($)	Jul. 08, 2020 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 23, 2023	Jun. 13, 2023 USD ($)	Dec. 31, 2022 USD ($)
Debt Instrument [Line Items]
Outstanding balance	$ 59,553,000					$ 59,553,000				$ 65,750,000
Total long-term debt outstanding	$ 59,553,000					$ 59,553,000
Long-term debt, weighted average interest rate, at point in time	8.17%					8.17%	4.30%
Long Term Debt and Promissory Note [Member]
Debt Instrument [Line Items]
Interest expense on long-term debt and promissory note						$ 2,661,000	$ 1,686,000
Secured Loan Fourthone Corp [Member]
Debt Instrument [Line Items]
Minimum cash deposits.	$ 750,000					750,000
Reduced minimum cash deposits	$ 500,000					$ 500,000
Maximum required leverage ratio	75.00%					75.00%
Maximum required leverage ratio	34.40%					34.40%
Maximum required leverage ratio	40.60%					40.60%
Minimum security collateral cover required						125.00%
Secured Loan - Seventhone Corp. [Member]
Debt Instrument [Line Items]
Long term debt balloon payment	$ 11,000,000		$ 8,900,000		$ 9,250,000	$ 11,000,000
Maximum required leverage ratio	75.00%					75.00%		75.00%
Maximum required leverage ratio	34.40%					34.40%
Maximum required leverage ratio	40.60%					40.60%
Minimum security collateral cover required						125.00%
Total long-term debt					15,250,000
Total long-term debt outstanding	$ 11,950,000		$ 15,050,000			$ 11,950,000
Quarterly installments payable (15 installments)					$ 300,000
Maturity date	March 2026		March 2028		July 2025
Secured Loan - Seventhone Corp. [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Debt Instrument [Line Items]
Interest rate margin	3.35				3.35	3.35
Previous Secured Loan - Seventhone Corp [Member]
Debt Instrument [Line Items]
Total long-term debt					$ 11,293,000
Secured Loan Eightth one Corp [Member]
Debt Instrument [Line Items]
Minimum cash deposits.	$ 500,000					$ 500,000
Secured Loan Eighthone Corp [Member]
Debt Instrument [Line Items]
Minimum cash deposits.	$ 500,000					$ 500,000
Maximum required leverage ratio	75.00%					75.00%
Maximum required leverage ratio	34.40%					34.40%
Maximum required leverage ratio	40.60%					40.60%
Minimum security collateral cover required						125.00%
Secured Loan Tenthone Corp [Member]
Debt Instrument [Line Items]
Loan amount			$ 15,500,000
Minimum cash deposits.	$ 900,000,000					$ 900,000,000
Maximum required leverage ratio	125.00%					125.00%
Loan amount			$ 11,500,000
Minimum cash and cash equivalents	$ 2,000,000.0					$ 2,000,000.0
[custom:DebtToMarketValueOfAdjustedAssetsMinimumRequiredRatio-0]	300.00%					300.00%
Secured Loan Tenthone Corp [Member] | Minimum [Member]
Debt Instrument [Line Items]
Minimum cash deposits.	$ 500,000,000					$ 500,000,000
Fourthone [Member]
Debt Instrument [Line Items]
Loan amount				$ 7,320,000
Outstanding balance				7,320,000
Fourthone [Member] | Pyxis Malou Vessel [Member]
Debt Instrument [Line Items]
Gross proceeds		$ 24,800,000
Payment of debt		6,400,000
Fourthone [Member] | Pyxis Lamda Vessel [Member]
Debt Instrument [Line Items]
Payment of debt		$ 750,000
Eleventhone [Member]
Debt Instrument [Line Items]
Loan amount				21,680,000
Outstanding balance				$ 18,253,000
Quarterly installments	431.67					431.67
Long term debt balloon payment	12,210,000					12,210,000
Interest rate margin				3.15
Eleventhone [Member] | Pyxis Lamda Vessel [Member]
Debt Instrument [Line Items]
Long term debt balloon payment year				2026-12
Eighthone [Member]
Debt Instrument [Line Items]
Loan amount	14,300,000					14,300,000
Quarterly installments	300,000					300,000
Tenthone [Member]
Debt Instrument [Line Items]
Quarterly installments									$ 300,000,000
Tenthone [Member] | Secured Loan - Seventhone Corp. [Member]
Debt Instrument [Line Items]
Quarterly installments	$ 450,000,000					$ 450,000,000